Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Private Placement [Member] Common Stock [Member]	Private Placement [Member] Additional Paid-in Capital [Member]	Private Placement [Member] Accumulated Deficit Prior to Exploration Stage [Member]	Private Placement [Member] Accumulated Deficit During Exploration Stage [Member]	Private Placement [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit Prior to Exploration Stage [Member]	Accumulated Deficit During Exploration Stage [Member]	Total
Balance (in shares) at Dec. 31, 2015						97,144,736
Balance at Dec. 31, 2015						$ 97,145	$ 66,106,631	$ (20,009,496)	$ (61,933,930)	$ (15,739,650)
Shares issued for consulting services (in shares)						203,980
Shares issued for consulting services						$ 204	53,710	0	0	53,914
Shares issued for employee compensation (in shares)						331,494
Shares issued for employee compensation						$ 332	57,416	0	0	57,748
Stock Issued During Period, Shares, New Issues	10,933,339				10,933,333
Shares issued for private placement	$ 10,933	$ 1,629,067	$ 0	$ 0	$ 1,640,000
Stock-based compensation expense						0	659,706	0	0	659,706
Net Income (Loss) Attributable to Parent, Total						0	0	0	(7,639,772)	(7,639,772)
Stock option compensation expense						$ 0	659,706	0	0	659,706
Balance (in shares) at Dec. 31, 2016						108,613,549
Balance at Dec. 31, 2016						$ 108,614	68,506,530	(20,009,496)	(69,573,702)	(20,968,054)
Shares issued for consulting services (in shares)						250,000
Shares issued for consulting services						$ 250	8,750	0	0	9,000
Stock Issued During Period, Shares, New Issues	26,500,000				26,500,000
Shares issued for private placement	$ 26,500	$ 1,033,500	$ 0	$ 0	$ 1,060,000
Stock-based compensation expense						0	0	0	0	961,221
Net Income (Loss) Attributable to Parent, Total						$ 0	0	0	(14,910,659)	$ (14,910,659)
Shares issued for warrant exercise (in shares)						3,125,000				3,125,000
Shares issued for warrant exercise						$ 3,125	121,875	0	0	$ 125,000
Shares issued in lieu of payment for private placement fee (in shares)					2,275,000	2,275,000				2,275,000
Shares issued in lieu of payment for private placement fee					$ 91,000	$ 2,275	(2,275)	0	0	$ 0
Warrants issued to holders of Series A and Series 2023 Notes						0	522,710	0	0	522,710
Stock option compensation expense						$ 0	0	0	0	961,221
Balance (in shares) at Dec. 31, 2017						140,763,549
Balance at Dec. 31, 2017						$ 140,764	71,152,311	(20,009,496)	(84,484,361)	$ (33,200,781)
Shares issued for consulting services (in shares)						1,500,000				1,500,000
Shares issued for consulting services						$ 1,500	58,500	0	0	$ 60,000
Stock Issued During Period, Shares, New Issues					8,000,000	29,375,000
Shares issued for private placement						$ 29,375	1,555,625	0	0	1,585,000
Stock-based compensation expense						0	904,217	0	0	904,217
Net Income (Loss) Attributable to Parent, Total						$ 0	0	0	(12,395,021)	(12,395,021)
Shares issued for warrant exercise (in shares)						2,000,000
Shares issued for warrant exercise						$ 2,000	78,000	0	0	80,000
Stock option compensation expense						$ 0	904,217	0	0	904,217
Balance (in shares) at Jun. 30, 2018						173,638,549
Balance at Jun. 30, 2018						$ 173,639	$ 73,748,653	$ (20,009,496)	$ (96,879,381)	$ (42,966,585)